Note 13 - Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2018
Impairment Losses Abstract
Table of Impairment Losses
	Not credit-impaired			Credit-impaired		Total
FINANCIAL ASSETS AT AMORTIZED COST AND AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - ALLOWANCES	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance (under IFRS 9)	1,548,172	642,513	52,397	855,848	85,161	3,184,091
Transfers of financial assets(*):
Transfers from Stage 1 to Stage 2 (not credit-impaired)	(83,999)	490,136	8,492	-	-	414,629
Transfers from Stage 2 (not credit - impaired) to Stage 1	36,635	(157,841)	-	-	-	(121,206)
Transfers from Stage 1 or 2 to Stage 3	(23,074)	(37,473)	(9,147)	879,782	482,730	1,292,818
Transfers from Stage 3 to Stage 1 or 2	643	2,202	-	(59,016)	-	(56,171)
Changes without transfers between Stages	57,196	(16,704)	3,372	1,029,499	(31,846)	1,041,517
New financial assets originated(*)	1,214,697	273,530	75,336	641,668	222,987	2,428,218
Repayments(*)	(493,504)	(95,408)	(21)	(128,738)	(16,048)	(733,719)
Write-offs	(18,818)	(64,713)	-	(1,426,230)	-	(1,509,761)
Foreign exchange	156,689	6,339	-	13,835	-	176,863
Lost of control VWFS	(53,033)	(7,815)	-	(11,150)	-	(71,998)
Inflation adjustment	(638,588)	(268,731)	(37,698)	(442,117)	(147,034)	(1,534,168)
Closing balance	1,703,016	766,035	92,731	1,353,381	595,950	4,511,113

	Not credit-impaired			Credit-impaired		Total
LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance (under IFRS 9)	498,809	113,409	31	6,957	41	619,247
Transfers of financial assets(*):
Transfers from Stage 1 to Stage 2 (not credit-impaired)	(14,581)	40,188	173	-	-	25,780
Transfers from Stage 2 (not credit - impaired) to Stage 1	5,130	(34,466)	-	-	-	(29,336)
Transfers from Stage 1 or 2 to Stage 3	(501)	(425)	-	9,965	924	9,963
Transfers from Stage 3 to Stage 1 or 2	38	23	-	(1,135)	-	(1,074)
Changes without transfers between Stages	(139,174)	(11,962)	(25)	872	-	(150,289)
New financial assets originated(*)	158,104	24,481	16	1,278	187	184,066
Repayments(*)	(76,578)	(32,071)	-	(3,097)	(34)	(111,780)
Inflation adjustment	(150,286)	(34,074)	(40)	(3,644)	(204)	(188,248)
Closing balance	280,961	65,103	155	11,196	914	358,329